CONVERTIBLE DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Principal value	$ 600,000
Debt discount	(401,957)
Amortization of Debt Discount	99,954
Carrying value of convertible notes	297,997
Total short-term carrying value of Convertible Debentures	297,997
Embedded Derivative Liability:
Fair value of derivative liability at issuance recorded as debt Discount	193,164
Change in fair value of derivative liability	(21,665)
Fair value of derivative liability	$ 171,499